Share Capital (Details) - Schedule of stock option activities	12 Months Ended
Sep. 30, 2021 $ / shares shares
Schedule of stock option activities [Abstract]
Number of Options Outstanding Beginning | shares
Exercise Price outstanding Beginning | $ / shares
Number of Options outstanding Ending | shares	1,000,000
Exercise Price outstanding Ending | $ / shares	$ 2.5
Number of Options Options exercisable | shares
Exercise Price Options exercisable | $ / shares
Number of Options Options expected to vest | shares	1,000,000
Exercise Price Options expected to vest | $ / shares	$ 2.5
Number of Options Granted | shares	1,000,000
Exercise Price Granted | $ / shares	$ 2.5
Number of Options Terminated / Exercised / Expired | shares
Exercise Price Terminated / Exercised / Expired | $ / shares